Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Event
Subsequent Event

Note. 31 Subsequent Event

Historically, due to the Lunar New Year holidays, the first quarter has seasonally been the slowest period of the year in terms of sales, often down by more than 10% sequentially. At this time, however, based on Himax’s current pipeline, the Company is experiencing decent sales in the first quarter, brushing aside the seasonal factor.  However, the coronavirus outbreak currently taking place in China and all over the world does represent a major uncertainty to Himax’s operations, especially for the short term.  The Company is working extremely close with both the customers and suppliers in its joint efforts to mitigate the risks. The first quarter guidance provided during the Company’s fourth quarter earnings call on February 13, 2020 already included the anticipated impact to the business from the coronavirus outbreak which reflects some downward adjustments mainly from certain China-based customers for small-sized display drivers and CMOS image sensors. With vast majority of operations located outside of China, the Company’s suppliers are largely unaffected by the coronavirus outbreak. The focus there is primarily the logistics management including the customs operations in various ports in China.

The situation is still evolving.  Notwithstanding the uncertainty arisen from the coronavirus, the Company is confident that it will see decent growth across the board for all its major product categories in 2020.